UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., INTERMEDIATE-TERM FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004



[LOGO OF USAA]
   USAA(R)

                     USAA INTERMEDIATE-TERM
                            Fund

                               [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2004                            USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                           2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                           5

FINANCIAL INFORMATION

     Portfolio of Investments                                       16

     Notes to Portfolio of Investments                              40

     Financial Statements                                           42

     Notes to Financial Statements                                  45

     Expense Example                                                53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                             "

                                                    IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]              MONEY MARKET FUNDS AND BOND FUNDS
                                               CONTINUE TO LOOK ATTRACTIVE AS
                                                 LONG-TERM INVESTMENTS....

                                                             "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

-----------------------------------------------------------------------------------------
                                                          9/30/04            3/31/04
-----------------------------------------------------------------------------------------
Net Assets                                            $2,633.6 Million   $2,642.7 Million
Net Asset Value Per Share                                  $13.37            $13.42
Tax-Exempt Dividends Per Share Last 12 Months              $0.586            $0.612
Capital Gain Distributions Per Share Last 12 Months           -                 -

-----------------------------------------------------------------------------------------
                                                           9/30/04           3/31/04
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                8.7 Years         8.9 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04
--------------------------------------------------------------------------------

3/31/04 TO 9/30/04                                              30-DAY SEC YIELD
     1.81%**                                                          3.10%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

------------------------------------------------------------------------------------
                  TOTAL RETURN      =      DIVIDEND RETURN      +       PRICE CHANGE
------------------------------------------------------------------------------------
10 YEARS              6.17%         =           5.39%           +          0.78%
5 YEARS               6.11%         =           5.14%           +          0.97%
1 YEAR                4.73%         =           4.51%           +          0.22%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

---------------------------------------------------------------------------------
                TOTAL RETURN          DIVIDEND RETURN       CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------

9/30/1995          9.76%                  6.04%                    3.72%
9/30/1996          5.43%                  5.74%                   -0.31%
9/30/1997          9.07%                  5.86%                    3.21%
9/30/1998          8.55%                  5.60%                    2.95%
9/30/1999         -1.24%                  5.01%                   -6.25%
9/30/2000          5.14%                  5.61%                   -0.47%
9/30/2001          9.67%                  5.57%                    4.10%
9/30/2002          7.13%                  5.16%                    1.97%
9/30/2003          3.93%                  4.82%                   -0.89%
9/30/2004          4.73%                  4.51%                    0.22%

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  12-MONTH DIVIDEND YIELD COMPARISON

             [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER INTERMEDIATE
                           USAA                       MUNICIPAL DEBT
                   INTERMEDIATE-TERM FUND             FUNDS AVERAGE
                   ----------------------          -------------------
9/30/1995                  5.50%                          4.73%
9/30/1996                  5.63                           4.60
9/30/1997                  5.44                           4.48
9/30/1998                  5.22                           4.22
9/30/1999                  5.43                           4.34
9/30/2000                  5.45                           4.44
9/30/2001                  5.16                           4.22
9/30/2002                  4.83                           3.80
9/30/2003                  4.74                           3.42
9/30/2004                  4.38                           3.35

                              [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS          USAA          LIPPER INTERMEDIATE         LIPPER INTERMEDIATE
                 MUNICIPAL BOND    INTERMEDIATE-TERM   MUNICIPAL DEBT FUNDS        MUNICIPAL DEBT FUNDS
                     INDEX               FUND               AVERAGE                       INDEX
                ---------------    -----------------   --------------------        --------------------
09/30/94          $10000.00           $10000.00            $10000.00                    $10000.00
10/31/94            9822.44             9869.11              9881.75                      9889.76
11/30/94            9644.59             9696.95              9732.85                      9742.77
12/31/94            9856.91             9857.67              9887.21                      9888.12
01/31/95           10138.74            10087.92             10095.16                     10079.53
02/28/95           10433.61            10309.38             10318.55                     10289.04
03/31/95           10553.53            10399.55             10411.06                     10380.08
04/30/95           10565.98            10420.48             10430.10                     10402.57
05/31/95           10903.14            10707.09             10684.12                     10646.63
06/30/95           10807.84            10655.94             10634.38                     10613.17
07/31/95           10910.09            10782.37             10730.20                     10709.70
08/31/95           11048.55            10900.71             10841.22                     10814.46
09/30/95           11118.35            10975.60             10898.00                     10868.21
10/31/95           11279.98            11113.92             11009.42                     10971.31
11/30/95           11467.39            11259.91             11134.72                     11088.14
12/31/95           11577.46            11342.86             11212.24                     11159.43
01/31/96           11664.93            11406.72             11296.44                     11246.09
02/29/96           11586.14            11336.60             11265.86                     11211.54
03/31/96           11438.13            11228.04             11143.27                     11098.74
04/30/96           11405.69            11222.35             11123.72                     11079.14
05/31/96           11401.35            11221.97             11129.84                     11078.97
06/30/96           11525.61            11315.77             11199.01                     11147.97
07/31/96           11629.88            11426.30             11298.84                     11246.16
08/31/96           11627.28            11435.06             11307.13                     11250.36
09/30/96           11789.77            11571.39             11409.88                     11352.48
10/31/96           11923.01            11697.73             11520.25                     11463.54
11/30/96           12141.41            11877.39             11687.35                     11633.70
12/31/96           12090.14            11851.80             11654.14                     11602.81
01/31/97           12113.03            11879.93             11681.76                     11631.75
02/28/97           12224.25            11999.76             11771.45                     11719.50
03/31/97           12061.18            11879.34             11655.65                     11599.94
04/30/97           12162.27            11972.40             11717.67                     11660.13
05/31/97           12345.33            12120.22             11856.57                     11797.65
06/30/97           12476.83            12243.68             11965.18                     11906.76
07/31/97           12822.39            12554.55             12224.35                     12164.97
08/31/97           12702.18            12465.40             12129.43                     12070.92
09/30/97           12852.80            12620.72             12255.25                     12198.67
10/31/97           12935.64            12696.61             12315.72                     12256.69
11/30/97           13011.82            12778.66             12366.44                     12304.48
12/31/97           13201.54            12965.14             12524.51                     12461.60
01/31/98           13337.68            13079.00             12632.20                     12566.80
02/28/98           13341.73            13116.23             12638.30                     12573.03
03/31/98           13353.61            13137.21             12644.38                     12581.00
04/30/98           13293.36            13077.57             12585.72                     12522.81
05/31/98           13503.65            13260.43             12763.50                     12690.78
06/30/98           13556.95            13322.67             12801.68                     12734.09
07/31/98           13590.84            13351.63             12828.27                     12763.37
08/31/98           13800.84            13540.55             13014.55                     12947.34
09/30/98           13972.89            13699.42             13155.22                     13087.55
10/31/98           13972.60            13685.69             13152.86                     13091.83
11/30/98           14021.55            13725.91             13181.53                     13120.08
12/31/98           14056.89            13784.80             13224.94                     13161.84
01/31/99           14224.02            13901.50             13374.76                     13309.34
02/28/99           14162.03            13846.97             13303.37                     13238.47
03/31/99           14181.44            13848.93             13296.25                     13235.28
04/30/99           14216.78            13898.15             13335.81                     13271.76
05/31/99           14134.52            13817.41             13257.18                     13193.22
06/30/99           13931.18            13643.49             13071.12                     13013.67
07/31/99           13981.87            13691.20             13130.05                     13074.22
08/31/99           13869.77            13553.23             13058.70                     13013.68
09/30/99           13875.57            13529.08             13062.51                     13021.61
10/31/99           13725.24            13384.54             12964.03                     12930.33
11/30/99           13871.22            13513.83             13076.85                     13039.98
12/31/99           13767.81            13425.51             13015.30                     12981.01
01/31/00           13707.86            13337.37             12950.46                     12923.88
02/29/00           13867.17            13496.74             13055.88                     13023.39
03/31/00           14170.14            13732.91             13246.27                     13209.90
04/30/00           14086.43            13671.51             13190.57                     13154.08
05/31/00           14013.15            13618.71             13130.42                     13099.50
06/30/00           14384.49            13924.39             13406.48                     13369.77
07/31/00           14584.64            14087.81             13560.55                     13521.57
08/31/00           14809.41            14263.17             13727.48                     13689.57
09/30/00           14732.36            14224.76             13686.91                     13649.18
10/31/00           14893.12            14347.71             13787.67                     13762.92
11/30/00           15005.79            14435.28             13853.79                     13828.38
12/31/00           15376.55            14745.47             14145.75                     14106.88
01/31/01           15528.91            14883.41             14298.36                     14269.63
02/28/01           15578.15            14959.62             14342.33                     14315.90
03/31/01           15717.76            15080.27             14455.29                     14425.49
04/30/01           15547.45            14929.53             14311.61                     14295.70
05/31/01           15714.87            15088.02             14455.88                     14442.47
06/30/01           15820.01            15198.40             14548.14                     14532.27
07/31/01           16054.34            15406.52             14723.91                     14707.38
08/31/01           16318.79            15611.45             14944.33                     14929.61
09/30/01           16264.05            15600.96             14923.66                     14909.37
10/31/01           16457.83            15740.87             15068.21                     15052.23
11/30/01           16319.08            15643.53             14911.09                     14895.67
12/31/01           16164.70            15563.81             14799.55                     14783.69
01/31/02           16445.08            15758.92             15013.78                     14998.30
02/28/02           16643.21            15919.87             15188.26                     15166.50
03/31/02           16317.05            15670.67             14911.68                     14890.66
04/30/02           16635.96            15929.69             15201.66                     15180.46
05/31/02           16737.05            16012.18             15286.24                     15262.35
06/30/02           16914.03            16135.33             15445.95                     15417.77
07/31/02           17131.56            16312.48             15631.95                     15596.39
08/31/02           17337.50            16444.59             15785.28                     15739.81
09/30/02           17717.24            16717.59             16076.26                     16014.08
10/31/02           17423.53            16499.39             15820.63                     15771.40
11/30/02           17351.12            16468.50             15750.43                     15707.18
12/31/02           17717.24            16760.44             16082.17                     16017.99
01/31/03           17672.34            16728.42             16010.17                     15959.80
02/28/03           17919.42            16958.54             16239.33                     16180.76
03/31/03           17930.13            16970.25             16230.61                     16176.31
04/30/03           18048.60            17087.54             16333.78                     16279.46
05/31/03           18471.21            17411.79             16666.24                     16610.49
06/30/03           18392.71            17309.34             16589.91                     16532.63
07/31/03           17749.10            16835.21             16075.82                     16033.26
08/31/03           17881.47            16972.73             16200.60                     16152.63
09/30/03           18407.20            17373.92             16608.12                     16566.38
10/31/03           18314.51            17314.51             16523.06                     16486.83
11/30/03           18505.39            17480.57             16665.50                     16618.56
12/31/03           18658.61            17627.85             16766.89                     16716.62
01/31/04           18765.50            17694.03             16826.51                     16779.50
02/29/04           19047.91            17968.23             17070.37                     17015.25
03/31/04           18981.58            17872.45             16956.07                     16910.36
04/30/04           18532.04            17542.63             16595.97                     16557.38
05/31/04           18464.84            17509.28             16574.74                     16536.24
06/30/04           18532.04            17600.37             16617.40                     16577.15
07/31/04           18775.92            17787.23             16783.54                     16743.09
08/31/04           19152.18            18105.54             17054.97                     17019.27
09/30/04           19253.85            18196.57             17108.19                     17072.45

                                   [END CHART]

                     DATA FROM 9/30/94 THROUGH 9/30/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index is
                      an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper Intermediate Municipal Debt Funds Average is
                      an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

10

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]                       [PHOTO OF REGINA G. SHAFER]

CLIFFORD A. GLADSON, CFA                                   REGINA G. SHAFER, CFA
USAA Investment Management Company            USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA Intermediate-Term Fund provided a total return of 1.81% versus an average of 0.80% for the 160 funds in the Lipper Intermediate-Term Municipal Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 0.96% return for the Lipper Intermediate Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.38%, well above the 3.35% average of the Lipper index.

                                          *  *  *  *  *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL INTERMEDIATE-
                      TERM BOND FUNDS CATEGORY (186 FUNDS IN CATEGORY) AS OF
                     SEPTEMBER 30, 2004. THE OVERALL MORNINGSTAR RATING FOR A
                    FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE
                    FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF
                             APPLICABLE) MORNINGSTAR RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATINGTM BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal national intermediate-term bond funds, the USAA Intermediate-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 186, 147, and 93 funds, respectively, through September 30, 2004. Ratings are based on risk-adjusted returns.

                    [LOGO OF           [LOGO OF                [LOGO OF
                 LIPPER LEADER      LIPPER LEADER             FUND AWARDS
                 TOTAL RETURN]     TAX EFFICIENCY]     BEST BOND GROUP USA 2004]

                 The Fund is listed as a Lipper Leader for Total Return and Tax Efficiency of 123 and 124 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating for Total Return among 123, 97, and 68 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA also won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 The Federal Reserve Board (the Fed) raised short-term interest rates three times during the period. After a year at 1%, the federal funds rate (the rate charged to banks for overnight loans) now stands at 1.75%. The market appears to believe that inflation is not a problem at this time. A 10-year AAA municipal bond started the reporting period yielding 3.43% and ended it at 3.47%. Investors have adopted a wait-and-see approach to a range of issues from the economy to geopolitical events. In a promising development, many states and municipalities have seen an increase in tax revenues as collection rates exceed expectations.

HOW DO YOU MANAGE VOLATILITY?

                 In a bond fund, share-price volatility is measured by the degree of interest-rate sensitivity of its portfolio of bonds. When rates fall, the price of a bond rises, and conversely, when interest rates rise, the price of a bond falls. Keep in mind, when the Fed raises

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 short-term rates, intermediate-term rates in the market do not automatically rise. So far, investors have not pushed them higher. Once rates begin to increase, it may be at a gradual pace.

                 We continue to be selective in choosing issues, looking for bonds with coupons and structures that are less sensitive to a rise in interest rates but that can also contribute to the Fund's dividend yield. In this way, we seek to maximize income for the level of interest-rate risk taken.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 USAA's team of seasoned municipal analysts carefully examines our credit exposures across a range of risks. To minimize the impact of an unimaginable credit event, we rely on diversification - the Fund's assets are diversified over 450 issues. Additionally, 29% of the portfolio is backed by AAA-rated bond insurance. We continue to strive to avoid issues subject to the alternative minimum tax (AMT).

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE USAA INTERMEDIATE-TERM FUND IN LIPPER'S INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 123, 97, AND 123 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 We believe that short-term rates will continue to rise at a measured pace into 2005. Until the credit markets see inflation as a significant threat, intermediate-term interest rates could remain in their current range. We plan to maintain our income orientation, using any spikes in rates as opportunities to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Intermediate-Term Fund's closing 30-day SEC yield of 3.10%,
and assuming marginal federal tax rates of:                                       25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                                               4.13%     4.31%     4.63%     4.77%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
----------------------------------------------

Escrowed Bonds                           13.4%

General Obligation                       13.3%

Hospital                                 12.6%

Special Assessment/Tax/Fee                7.6%

Appropriated Debt                         6.3%

Multifamily Housing                       5.8%

Electric Utilities                        5.5%

Electric/Gas Utility                      4.4%

Education                                 4.1%

Nursing/CCRC                              3.0%
----------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-39.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          PORTFOLIO RATINGS MIX
                 9/30/04

  [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                  44%
AA                                   20%
A                                    16%
BBB                                  14%
BB                                    3%
Short-Term Instruments                2%
B                                     1%

               [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.4%, 0.3%, and 1.1%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, FHA Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                           Reinsurance Group, College Construction Loan
                           Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP       Certificate of Participation

                 EDC       Economic Development Corp.

                 ETM       Escrowed to final maturity

                 GAN       Grant Anticipation Note

                 GO        General Obligation

                 IDA       Industrial Development Authority/Agency

                 IDB       Industrial Development Board

                 IDC       Industrial Development Corp.

                 IDRB      Industrial Development Revenue Bond

                 ISD       Independent School District

                 MFH       Multifamily Housing

                 MLO       Municipal Lease Obligation

                 PCRB      Pollution Control Revenue Bond

                 PRE       Prerefunded to a date prior to maturity

                 RB        Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (83.1%)

              ALABAMA (0.4%)
  $ 2,500     Montgomery BMC Special Care Facilities
                Financing Auth. RB, Series 1998B (INS)               4.88%        11/15/2018      $   2,583
    5,000     Prattville IDB PCRB, Series 1998                       5.15          9/01/2013          5,335
    2,000     Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)                                   5.75          9/01/2020          2,246

              ALASKA (0.2%)
    3,075     Housing Finance Corp. Mortgage RB,
                Series 1997A-1                                       5.50         12/01/2017          3,167
    3,750     North Slope Borough GO, Series 2003A (INS)             4.36(a)       6/30/2011          2,928

              ARIZONA (1.8%)
    4,500     Maricopa County Hospital RB, Series 1997               6.13          4/01/2018          4,753
    4,000     Pima County Unified School District No. 1
                Tucson GO (INS)                                      4.63          7/01/2013          4,316
    4,000     Pima County Unified School District No. 1
                Tucson GO (INS)                                      4.75          7/01/2014          4,317
    8,000     School Facilities Board COP, Series 2004B (INS)        5.25          9/01/2017          8,920
   11,210     School Facilities Board RB, Series 2002                5.25          7/01/2017         12,507
   10,700     State Transportation Board Highway RB,
                Series 2004B                                         5.00          7/01/2020         11,489

              ARKANSAS (0.2%)
    2,705     Little Rock Capital Improvement RB,
                Series 1998A                                         5.70          1/01/2018          2,829
    3,000     Springdale Sales and Use Tax RB,
                Series 2004 (INS)                                    4.00          7/01/2016          3,071

              CALIFORNIA (8.0%)
              Foothill/Eastern Transportation Corridor
                Agency RB,
   10,000       Series 1995A, 7.05%, 1/01/2005 (ETM)                 6.87(b)       1/01/2010         11,786
   15,000       Series 1995A, 7.10%, 1/01/2005 (PRE)                 7.10(b)       1/01/2011         17,971
    9,085       Series 1995A, 7.15%, 1/01/2005 (PRE)                 6.82(b)       1/01/2013         10,905
              Golden State Tobacco Securitization Corp. RB
                (State Appropriation Enhanced),
    5,000       Series B                                             5.38          6/01/2017          5,114
    3,000       Series B                                             5.50          6/01/2018          3,109

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 6,000     Los Angeles Unified School District GO,
                Series 2003A (INS)                                   5.25%         7/01/2019      $   6,598
              Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                   5.64(a)       7/01/2017          1,791
    3,325       Series 1999A (INS)                                   5.69(a)       7/01/2018          1,685
    5,000     Public Works Board RB (MLO), Series 2003C              5.50          6/01/2019          5,512
              Sacramento Cogeneration Auth. RB,
    1,800       Series 1995 (PRE)                                    6.38          7/01/2010          1,901
    1,500       Series 1995                                          6.38          7/01/2010          1,561
              San Joaquin Hills Transportation Corridor
                Agency Senior Lien RB,
    3,525       Series 1993 (ETM)                                    7.35          1/01/2005          3,577
    8,305       Series 1993 (ETM)                                    7.40          1/01/2006          8,896
    5,000       Series 1993 (ETM)                                    7.40          1/01/2007          5,609
   16,795       Series 1993 (ETM)                                    7.45          1/01/2008         19,631
    4,930     San Jose MFH RB, Series 1992A                          4.95          4/01/2012          5,137
    2,175     Semitropic Improvement District Water
                Banking RB, Series 2004A (INS)                       5.25         12/01/2018          2,418
              State Department Water Resources
                Power Supply RB,
   15,000       Series 2002A (INS)                                   5.50          5/01/2016         17,061
    7,000       Series 2002A (INS)                                   5.38          5/01/2017          7,780
    3,000       Series X (INS)                                       5.50         12/01/2016          3,508
              State Economic Recovery RB,
    3,000       Series 2004A (INS)                                   5.25          7/01/2014          3,415
   15,000       Series 2004A                                         5.00          7/01/2016         16,076
   15,000     State GO                                               5.00          4/01/2011         16,505
   20,000     State GO                                               5.00         12/01/2015         21,917
    1,245     State Systemwide Univ. RB, Series 2002A (INS)          5.50         11/01/2015          1,423
              Univ. of California RB,
    3,500       Series 2003A (INS)                                   5.13          5/15/2016          3,858
    5,000       Series 2004A (INS)(e)                                5.00          5/15/2021          5,296

              COLORADO (1.1%)
    5,000     Adams County PCRB, Series 1999 (INS)                   5.10          1/01/2019          5,386
              Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                    5.25         12/01/2018          2,214
    2,585       Series 2002 (INS)                                    5.25         12/01/2019          2,848
    2,000       Series 2002 (INS)                                    5.25         12/01/2020          2,170
    2,000       Series 2002 (INS)                                    5.25         12/01/2021          2,159

20

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              Denver Health and Hospital Auth. Healthcare RB,
  $ 1,000       Series 1998A                                         5.20%        12/01/2012      $   1,034
      635       Series 1998A                                         5.25         12/01/2013            655
    2,200       Series 1998A                                         5.38         12/01/2018          2,241
    2,400       Series 2001A                                         6.25         12/01/2016          2,611
              Douglas County School District No. RE1 GO,
    1,310       Series 2004 (INS)                                    5.75         12/15/2015          1,538
    1,000       Series 2004 (INS)                                    5.75         12/15/2016          1,170
              Pueblo School District No. 60 GO,
    2,000       Series 2002 (INS)                                    5.25         12/15/2017          2,225
    2,140       Series 2002 (INS)                                    5.25         12/15/2020          2,323

              CONNECTICUT (2.0%)
              Mashantucket (Western) Pequot Tribe RB,
    4,960       Series 1996A (PRE)(d)                                6.40          9/01/2011          5,530
   10,780       Series 1996A(d)                                      6.40          9/01/2011         11,537
    1,000       Series 1997B(d)                                      5.60          9/01/2009          1,089
    4,400       Series 1997B(d)                                      5.70          9/01/2012          4,712
   16,500       Series 1997B(d)                                      5.75          9/01/2018         17,350
              State GO,
    3,000       Series 2001D (PRE)                                   5.13         11/15/2015          3,339
    3,000       Series 2003A                                         5.00          4/15/2018          3,239
    4,180       Series 2003E (INS)                                   5.00          8/15/2019          4,504
    2,000       Series 2003E (INS)                                   5.00          8/15/2020          2,143

              DELAWARE (0.4%)
              Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                   4.80          5/01/2017          1,537
    1,830       Series 2002A (INS)                                   4.90          5/01/2018          1,884
    1,000       Series 2002A (INS)                                   5.00          5/01/2019          1,035
    1,515       Series 2002A (INS)                                   5.05          5/01/2020          1,564
              Municipal Electric Corp. RB,
    1,010       Series 2001 (INS)                                    5.25          7/01/2013          1,126
    1,460       Series 2001 (INS)                                    5.25          7/01/2017          1,612
    1,580       Series 2001 (INS)                                    5.25          7/01/2018          1,745

              DISTRICT OF COLUMBIA (1.9%)
   30,000     Convention Center Auth. RB, Series 1998 (INS)(f)       5.00         10/01/2018         31,961
              GO,
    3,870       Series 1994A-3                                       5.50          6/01/2006          4,079
        5       Series 2001E                                         5.75          6/01/2005              5
      810       Series 2001E                                         5.75          6/01/2006            820

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 2,405     Metropolitan Airport Auth. RB, Series B (INS)          5.25%        10/01/2016      $   2,660
              RB,
    4,560       Series 1999 (INS)                                    6.20          7/01/2019          4,915
    6,000       Series 1999A (INS)                                   5.00          1/01/2019          6,334

              FLORIDA (2.2%)
    1,340     Clay County Development Auth. IDRB,
                Series 2002                                          3.95          3/01/2011          1,389
              Dade County RB,
    7,905       Series 1996B (INS)                                   6.00(a)      10/01/2011          5,946
    8,610       Series 1996B (INS)                                   6.10(a)      10/01/2012          6,044
    8,760       Series 1996B (PRE)(INS)                              6.20(a)      10/01/2013          6,094
    7,500     Escambia County Health Facilities RB,
                Series 2003A (Ascension Health Credit)               5.25         11/15/2014          8,304
    3,000     Hillsborough County School Board COP,
                Series 2004A                                         5.25          7/01/2017          3,408
    3,700     Jacksonville Economic Development
                Commission IDRB, Series 2002                         4.00          3/01/2011          3,795
    3,715     Miami Beach Health Facilities Auth.
                Hospital RB, Series 2001A                            6.13         11/15/2011          3,837
    2,750     Osceola County Transportation Improvement RB,
                Series 2004 (INS)                                    5.00          4/01/2016          3,024
    7,450     Palm Beach County Health Facilities Auth. RB,
                Series 2002 (INS)                                    5.00         12/01/2021          7,702
              Palm Beach County School Board COP (MLO),
    2,000       Series 2002D (INS)                                   5.25          8/01/2017          2,199
    1,500       Series 2002D (INS)                                   5.25          8/01/2018          1,640
              Tampa Bay Water Utility System RB,
    2,035       Series 2004 (INS)                                    5.25         10/01/2018          2,333
    1,000       Series 2004 (INS)                                    5.25         10/01/2019          1,146

              GEORGIA (0.2%)
    5,000     Savannah Hospital Auth. Candler Health
                Systems RB, Series 1998B (INS)                       5.00          7/01/2018          5,259

              HAWAII (0.2%)
    5,000     Housing Finance and Development Corp. RB,
                Series 1997B                                         5.45          7/01/2017          5,156

              IDAHO (0.1%)
    1,000     Health Facilities Auth. RB, Series 1998                5.25          5/01/2014          1,029
    1,000     Univ. of Idaho RB, Series 2003 (INS)                   4.75          4/01/2022          1,028

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              ILLINOIS (6.2%)
  $   535     Bedford Park Tax Increment RB,
                 Series 1993 (ETM)                                   7.38%        12/01/2004      $     540
              Channahon Tax Increment RB,
    2,005        Series 2000                                         6.25          1/01/2010          2,054
    6,040        Series 2000                                         6.88          1/01/2020          6,294
   29,925     Chicago School Board GO, Series 1999A (INS)            4.82(a)      12/01/2013         20,691
    5,000     Chicago Special Assessment Improvement Bonds,
                 Series 2002 (Lakeshore East Project)                6.63         12/01/2022          5,190
    2,000     Chicago Water Senior Lien RB,
                 Series 2001 (PRE)                                   5.00         11/01/2019          2,230
              Chicago-O'Hare International Airport RB,
   21,235        Series 1994A (INS)(f)                               6.20          1/01/2007         21,882
    2,170        Series 2001B (INS)                                  5.50          1/01/2014          2,437
    7,460     Cook County Forest Preserve District GO,
                 Series 1996 (PRE)(INS)                              5.80         11/01/2016          8,125
    4,870     Development Finance Auth. RB, Series 1995              7.00          3/01/2007          4,957
              Health Facilities Auth. RB,
    4,290        Series 1992 (Mercy Hospital)                        7.00          1/01/2007          3,219
    1,670        Series 1996 (Mercy Hospital)                        6.00          1/01/2006          1,253
    7,815        Series 1996 (Mercy Hospital)                        6.38          1/01/2015          5,866
    5,000        Series 1996A (Riverside Medical Center)             6.00         11/15/2015          5,233
    1,000        Series 1998 (Centegra Health System)                5.25          9/01/2013          1,038
    2,000        Series 1998 (Centegra Health System)                5.25          9/01/2014          2,064
    2,500        Series 1998 (Centegra Health System)                5.25          9/01/2018          2,538
   10,000        Series 1998A (Hospital Sisters
                 Services, Inc.) (INS)                               5.00          6/01/2018         10,494
    4,250        Series 2000 (Riverside Medical Center) (PRE)        6.80         11/15/2020          5,141
    3,000        Series 2001A (INS)                                  5.00          2/15/2020          3,128
    8,050     Lake County Community Unit School
                 District GO, Series 1999B (INS)                     5.13(a)      12/01/2016          4,723
              Metropolitan Pier and Exposition Auth. RB,
    2,500        Series 2002B, 5.20%, 6/15/2012 (INS)                5.20(b)       6/15/2017          1,869
    2,500        Series 2002B, 5.30%, 6/15/2012 (INS)                5.30(b)       6/15/2018          1,871
    4,000        Series 2002B, 5.40%, 6/15/2012 (INS)                5.40(b)       6/15/2019          2,978
    4,735     Northern Illinios Univ. Auxiliary Facilities
                 System RB, Series 2001 (INS)                        4.88          4/01/2018          4,955
              Univ. of Illinois COP,
    5,820        Series 1999 (PRE)(INS)                              5.25          8/15/2015          6,546
    4,000        Series 1999 (PRE)(INS)                              5.25          8/15/2016          4,499
    7,815        Series 2001A (PRE)(INS)                             5.00          8/15/2020          8,694

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 5,625     Village of Hodgkins Tax Increment RB,
                Series 2003B                                         5.50%        12/01/2013      $   5,628
   14,070     Will County Forest Preserve District GO,
                Series 1999B (INS)                                   5.40(a)      12/01/2017          7,810

              INDIANA (2.2%)
    7,465     Bond Bank State Revolving Fund RB,
                Series 2000A                                         5.50          8/01/2016          8,357
              Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                5.25          2/15/2018          1,443
    5,000       Series 1999A (Sisters St. Francis) (INS)             5.15         11/01/2019          5,304
    6,000     Indianapolis Economic Development RB,
                Series 1996                                          6.05          1/15/2010          6,490
              Municipal Power Agency Power Supply
                Systems RB,
    4,950       Series 2002B (INS)                                   5.25          1/01/2017          5,427
    2,100       Series 2002B (INS)                                   5.25          1/01/2018          2,291
    1,150     St. Joseph County Economic Development RB,
                Series 1997                                          5.45          2/15/2017          1,169
    7,260     St. Joseph County Hospital Auth. RB,
                Series 1999                                          5.75          2/15/2019          7,307
    7,110     Transportation Finance Auth. Highway RB (MLO),
                Series 2003A (PRE)(INS)                              5.25          6/01/2017          8,064
   11,000     Univ. of Southern Indiana RB,
                Series 2001A (INS)                                   5.00         10/01/2018         11,842

              IOWA (0.7%)
    5,500     Finance Auth. RB, Series 1998A (INS)                   5.25          7/01/2015          5,987
    3,280     Higher Education Loan Auth. RB,
                Series 1995 (PRE)(INS)                               6.13         10/01/2016          3,491
    7,950     Marion County Commercial Development RB,
                Series 1999 (INS)                                    5.95          1/01/2014          8,436

              LOUISIANA (2.6%)
              Local Government Environmental Facilities and
                Community Development Auth. RB,
    2,150       Series 2002 (INS)                                    5.25         12/01/2015          2,393
    2,260       Series 2002 (INS)                                    5.25         12/01/2016          2,508
    2,355       Series 2002 (INS)                                    5.25         12/01/2017          2,604
    7,000     New Orleans GO RB, Series 2002 (INS)                   5.13          9/01/2021          7,450
    2,000     Office Facilities Corp. RB, Series 2003 (INS)          5.25         11/01/2018          2,196

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 6,825     Office Facilities Corp. RB (MLO),
                Series 2001 (INS)                                    5.38%         5/01/2018      $   7,612
    5,175     Offshore Terminal Auth. RB, Series 1998                5.20         10/01/2018          5,362
              Orleans Levee District RB,
    5,900       Series 1986 (INS)                                    5.95         11/01/2014          6,351
    6,040       Series 1986 (INS)                                    5.95         11/01/2015          6,492
    7,015       Series A (INS)                                       5.95         11/01/2010          7,551
    9,000     Plaquemines Port, Harbor, and Terminal
                District RB, Series 1985C                            5.00          9/01/2007          9,000
      795     Public Facilities Auth. RB, Series 1997B               5.63          8/01/2017            840
    4,450     St. Martin Parish IDRB, Series 2004                    4.35         10/01/2012          4,518
    3,955     St. Tammany Parish Hospital Service
                District No. 1 RB, Series 1998 (INS)                 5.00          7/01/2018          4,000

              MAINE (0.1%)
    1,870     Housing Auth. RB, Series 2001A                         5.35         11/15/2021          1,970
      500     Municipal Bond Bank RB, Series 2004C                   5.00         11/01/2020            537

              MARYLAND (0.7%)
              Community Development Administration RB,
   12,855       1997 First Series                                    5.60          4/01/2018         13,772
    5,145       Series 1996A                                         5.88          7/01/2016          5,382

              MASSACHUSETTS (1.6%)
              Commonwealth GO,
    4,500       Series 2002B (PRE)(INS)                              5.50          3/01/2018          5,102
    7,775       Series 2002D (PRE)(INS)                              5.38          8/01/2021          8,791
    5,000       Series 2003D (PRE)                                   5.25         10/01/2020          5,644
    5,105     Federal Highway GAN, Series 2000A                      5.75          6/15/2015          5,778
              Massachusetts Bay Transportation Auth.
                Assessment Bonds,
    1,500       Series 2004A                                         5.25          7/01/2014          1,703
    1,000       Series 2004A                                         5.25          7/01/2015          1,127
    1,550       Series 2004A                                         5.25          7/01/2016          1,738
              Massachusetts Bay Transportation Auth. RB,
    5,000       Series 2003C                                         5.25          7/01/2018          5,704
    3,000       Series 2003C                                         5.25          7/01/2019          3,417
    3,215     Springfield GO, Series 2003 (INS)                      5.25          1/15/2019          3,526

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              MICHIGAN (1.4%)
  $ 7,375     Detroit Building Auth. RB (MLO),
                Series 1996A (LOC - Comerica Bank, N.A.)             6.15%         2/01/2011      $   7,648
    4,000     Detroit Downtown Development Auth. Bond,
                Series 1998C (INS)                                   5.00          7/01/2018          4,253
   15,000     Dickinson County EDC PCRB, Series 2004A                4.80         11/01/2018         15,113
    2,390     Higher Education Facilities Auth. RB,
                Series 1998                                          5.35          6/01/2013          2,502
              Hospital Finance Auth. RB,
    5,000       Series 1995A (Genesys Health
                System) (PRE)                                        7.50         10/01/2007          5,388
      325       Series 1996 (Central Michigan Hospital)              5.90         10/01/2004            325
      100       Series 1996 (Central Michigan Hospital)              6.00         10/01/2005            102
      150       Series 1996 (Central Michigan Hospital)              6.10         10/01/2006            156
      160       Series 1996 (Central Michigan Hospital)              6.20         10/01/2007            170
    2,250       Series 1996 (Central Michigan Hospital)              6.25         10/01/2016          2,324

              MINNESOTA (1.5%)
   13,000     Cohasset PCRB, Series 2004                             4.95          7/01/2022         13,175
      530     Housing Finance Agency RB, Series 1997G                6.00          1/01/2018            545
    4,205     Maplewood Health Care Facility RB,
                Series 1996                                          5.95         11/15/2006          4,208
              South St. Paul Hospital Facility RB,
    2,310       Series 1994                                          6.50         11/01/2004          2,313
    9,095       Series 1994                                          6.75         11/01/2009          9,287
              St. Paul Hospital RB,
    4,000       Series 1997A                                         5.70         11/01/2015          4,018
    1,500       Series 1997B                                         5.85         11/01/2017          1,511
    5,260     Washington County Hospital Facility RB,
                Series 1998                                          5.38         11/15/2018          5,163

              MISSISSIPPI (1.3%)
   19,850     Hospital Equipment and Facilities Auth. RB,
                Series 2000                                          6.35         12/01/2015         20,857
    1,500     Lincoln County Hospital RB, Series 1998B (INS)         5.50          4/01/2018          1,609
    1,115     Prentiss County Hospital RB, Series 1985               6.50          2/01/2005          1,121
    8,395     Union County Hospital RB, Series 1997                  5.50          3/01/2009          9,257

              MISSOURI (0.3%)
    1,500     Health and Educational Facilities Auth. RB,
                Series 1997                                          5.75          2/01/2017          1,558
    5,000     State Environmental Improvement and Energy
                Resources Auth. RB, Series 1993                      4.00          1/02/2012          5,107

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              MONTANA (0.1%)
  $ 2,450     Health Facilities Auth. RB, Series 1996                6.38%         6/01/2018      $   2,478

              NEBRASKA (0.5%)
              Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                    5.30         11/15/2012            654
    2,000       Series 1997 (INS)                                    5.45         11/15/2017          2,091
              Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                    5.50          5/01/2010            556
      500       Series 2000 (INS)                                    5.55          5/01/2011            555
      500       Series 2000 (INS)                                    5.65          5/01/2012            553
      500       Series 2000 (INS)                                    5.75          5/01/2013            551
      500       Series 2000 (INS)                                    5.90          5/01/2015            556
    3,500       Series 2000 (INS)                                    6.05          5/01/2020          3,910
    3,500     Scotts Bluff County Hospital Auth. RB,
                Series 1998                                          5.13         11/15/2019          3,618

              NEVADA (0.5%)
    5,000     Clark County Airport System Subordinate Lien RB,
                Series 2001B (INS)                                   5.25          7/01/2019          5,430
    1,000     Clark County Flood Control GO,
                Series 1998 (INS)                                    4.50         11/01/2016          1,027
    6,040     Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)               5.76(a)       1/01/2017          3,464
    2,000     Reno Hospital RB, Series 1998A (INS)                   5.00          5/15/2018          2,103

              NEW HAMPSHIRE (0.5%)
    5,000     Business Finance Auth. PCRB, Series 1992A              5.85         12/01/2022          5,218
              Higher Educational and Health
                Facilities Auth. RB,
    3,000       Series 1997 (Kendal at Hanover)
                (LOC - Wachovia Bank, N.A.)                          5.80         10/01/2012          3,005
    5,055       Series 1997 (Kendal at Hanover)
                (LOC - Wachovia Bank, N.A.)                          5.90         10/01/2018          5,064

              NEW JERSEY (0.7%)
    6,150     Camden County Improvement Auth. RB,
                Series 1997                                          5.88          2/15/2015          6,440
              Economic Development Auth. RB,
    2,000       Series 1997A                                         5.75         12/01/2016          2,046
    5,000       Series 2004A (INS)                                   5.00          7/01/2022          5,295
    5,000     State Transport Trust Fund Auth. RB,
                Series 2004A (INS)                                   5.25          6/15/2019          5,513

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              NEW MEXICO (0.3%)
              Jicarilla Apache Nation RB,
  $ 4,890       Series 2002A(d)                                      5.00%         9/01/2018      $   5,090
    3,250       Series 2002A(d)                                      5.50          9/01/2023          3,437

              NEW YORK (16.1%)
    7,000     Dormitory Auth. Lease RB (MLO),
                Court Facilities, Series 2003A                       5.50          5/15/2019          7,692
              Dormitory Auth. RB,
   12,560       Series 1998G (Northern General Hospital)             5.30          2/15/2019         13,833
   11,900       Series 2000C (Mt. Sinai Hospital)                    5.50          7/01/2011         11,934
    3,975       Series 2002                                          5.05          2/01/2022          4,176
    1,500       Series 2003A                                         5.25          7/01/2013          1,674
    5,000       Series 2003A                                         5.38          3/15/2018          5,533
    5,000       Series 2003A                                         5.38          3/15/2019          5,521
    2,000       Series 2003A                                         5.38          3/15/2022          2,177
    5,000       Series 2004A (Hospital Insured
                Mortgage) (INS)                                      5.25          2/15/2014          5,623
    6,000     Dormitory Auth. RB, Bronx-Lebanon
                Hospital Center, Series 1998E                        5.20          2/15/2015          6,326
              Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                         5.20          2/15/2015          5,272
    4,000       Series 1998J                                         5.20          2/15/2016          4,209
    4,760       Series 1998J                                         5.30          2/15/2017          5,014
              Dormitory Auth. RB, Department of Health,
    4,680       Series 2004                                          5.00          7/01/2017          5,025
    3,205       Series 2004                                          5.00          7/01/2018          3,420
    4,960       Series 2004                                          5.00          7/01/2019          5,269
    5,420     Dormitory Auth. RB, Kateri Residence
                (LOC - Allied Irish Banks plc)                       4.40          7/01/2016          5,467
    4,065     Dormitory Auth. RB, Lutheran
                Center at Poughkeepsie,
                Series 1997 (LOC - Key Bank, N.A.)                   6.00          7/01/2014          4,352
              Dormitory Auth. RB, Mental Health,
        5       Series 1997A (PRE)                                   5.75          2/15/2010              5
    2,050       Series 1997A                                         5.75          2/15/2010          2,235
        5       Series 1997A (PRE)                                   5.75          2/15/2011              6
    1,995       Series 1997A                                         5.75          2/15/2011          2,175
        5       Series 1997A (PRE)                                   5.75          2/15/2012              6
    1,995       Series 1997A                                         5.75          2/15/2012          2,175
       15       Series 1997B (PRE)                                   5.75          2/15/2010             16
    2,445       Series 1997B                                         5.75          2/15/2010          2,666

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $    25       Series 1997B (PRE)                                   5.75%         2/15/2012      $      28
    4,025       Series 1997B                                         5.75          2/15/2012          4,388
       60       Series 1997B (PRE)                                   5.50          8/15/2017             66
    4,615       Series 1997B                                         5.50          8/15/2017          4,857
              Dormitory Auth. RB, New York City Univ.,
    5,500       1993 Series A                                        5.75          7/01/2013          6,318
    3,550       1996 Series 2 (PRE)                                  6.00          7/01/2009          3,878
    1,450       1996 Series 2                                        6.00          7/01/2009          1,553
    1,250       1996 Series 2 (PRE)                                  6.00          7/01/2010          1,366
      510       1996 Series 2                                        6.00          7/01/2010            543
              Dormitory Auth. RB, State Univ.,
    1,000       Series 1995A (PRE)                                   5.88          5/15/2007          1,046
    3,500       Series 1995A (PRE)                                   6.00          5/15/2009          3,666
    2,250       Series 1995A (PRE)                                   6.00          5/15/2010          2,357
    2,175       Series 1995A (PRE)                                   6.00          5/15/2011          2,278
   14,120       Series 1996 (PRE)                                    5.75          5/15/2013         15,304
    7,000       Series 1996 (PRE)                                    5.75          5/15/2016          7,587
              Dormitory Auth. RB, Upstate Community Colleges,
    3,000       Series 1999A                                         5.00          7/01/2019          3,124
    1,500       Series 2004B                                         5.25          7/01/2015          1,657
    2,005       Series 2004B                                         5.25          7/01/2016          2,203
    2,000       Series 2004B                                         5.25          7/01/2017          2,189
              East Rochester Housing Auth. RB,
    4,380       Series 2002 (Jewish Home) (NBGA)                     4.05          2/15/2012          4,579
    2,000       Series 2002 (Jewish Home) (NBGA)                     4.63          2/15/2017          2,098
    4,000       Series 2002A (St. Mary's Residence) (NBGA)           3.75         12/20/2012          4,066
              Housing Finance Agency Service
                Contract Obligation RB,
    1,450       Series 1995A (PRE)                                   6.25          9/15/2010          1,602
      825       Series 1995A                                         6.25          9/15/2010            876
      885       Series 1996A (PRE)                                   6.00          9/15/2016          1,000
    3,340       Series A-2003 (PRE)                                  6.00          9/15/2016          3,671
      195       Series A-2003                                        6.00          9/15/2016            211
    3,000     Long Island Power Auth. Electric Systems RB,
                Series 2003B                                         5.25          6/01/2014          3,314
              Medical Care Facilities Finance Agency RB,
    5,000       Series 1994A (PRE)                                   6.40          2/15/2007          5,189
    5,000       Series 1994A (PRE)                                   6.50          2/15/2008          5,191
    7,445       Series 1995A (Adult Day Care)                        6.00         11/15/2010          7,904
    2,675       Series 1995A (Brookdale Hospital) (ETM)              6.70          2/15/2005          2,726
    2,750       Series 1995A (Brookdale Hospital) (PRE)              6.70          8/15/2005          2,858
    2,860       Series 1995A (Brookdale Hospital) (PRE)              6.75          2/15/2006          2,972

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 2,940       Series 1995A (Brookdale Hospital) (PRE)              6.75%         8/15/2006      $   3,055
    3,045       Series 1995A (Brookdale Hospital) (PRE)              6.80          2/15/2007          3,165
    3,130       Series 1995A (Brookdale Hospital) (PRE)              6.80          8/15/2007          3,253
    5,700       Series 1995A (Brookdale Hospital) (PRE)              6.80          8/15/2012          5,925
    8,950     Nassau County Interim Finance Auth. Bonds,
                Series 2000A (PRE)(INS)                              4.75         11/15/2010          9,353
              New York City GO,
    3,095       Series 1996G (PRE)                                   5.75          2/01/2010          3,308
    6,905       Series 1996G                                         5.75          2/01/2010          7,319
    1,945       Series 1997I (PRE)                                   6.00          4/15/2012          2,159
    3,055       Series 1997I                                         6.00          4/15/2012          3,341
    5,000       Series 2002G                                         5.63          8/01/2015          5,561
   10,000       Series 2002G                                         5.75          8/01/2016         11,192
   26,625       Series 2003C                                         5.50          8/01/2015         29,541
    5,000       Series 2003D                                         5.25         10/15/2019          5,397
    7,000       Series 2003E                                         5.25          8/01/2013          7,800
    6,000       Series 2004G                                         5.25          8/01/2015          6,606
              New York City IDA Civic Facility RB,
    2,500       Series 2004A-1 (INS)                                 3.05          7/01/2009          2,478
    2,175       Series 2004A-1 (INS)                                 4.15          7/01/2014          2,155
    1,050       Series 2004A-1 (INS)                                 4.75          7/01/2019          1,058
              New York City Municipal Water Finance Auth. RB,
    3,000       Series 2004B                                         5.00          6/15/2019          3,228
   10,000       Series A                                             5.38          6/15/2017         11,033
              New York City Transitional Finance Auth. RB,
    5,000       Series 2002C (INS)                                   5.25          8/01/2019          5,443
    3,000       Series 2004B                                         5.25          8/01/2018          3,294
    6,740       Series 2004D-1                                       5.00         11/01/2017          7,325
              Thruway Auth. RB,
    7,500       Series 1995 (PRE)                                    6.00          4/01/2009          7,815
    2,150       Series 1995 (PRE)                                    6.10          4/01/2010          2,242
    9,615       Series 2002A (INS)                                   5.25          4/01/2015         10,620
    6,000       Series 2002A (INS)                                   5.25          4/01/2016          6,602
    5,900       Series 2004B (INS)                                   5.00          4/01/2017          6,443
   11,000     Tobacco Settlement Financing Corp.
                Asset-Backed RB, Series 2003B-1C                     5.50          6/01/2018         12,068
    8,560     Urban Development Corp. RB, Series B (INS)             5.25          3/15/2017          9,460

              NORTH CAROLINA (1.0%)
              Eastern Municipal Power Agency RB,
    6,000       Series 2003A                                         5.50          1/01/2012          6,583
    4,885       Series F                                             5.50          1/01/2015          5,304

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 1,830       Series F                                             5.50%         1/01/2016      $   1,979
    1,000       Series F                                             5.50          1/01/2017          1,077
    2,400     Infrastructure Finance Corp. COP (MLO),
                Series A                                             5.00          2/01/2017          2,585
    5,000     Municipal Power Agency No. 1 RB,
                Series 2003A                                         5.50          1/01/2013          5,550
    4,000     Wake County Industrial Facilities PCRB,
                Series 2002                                          5.38          2/01/2017          4,314

              OHIO (0.4%)
    4,000     Franklin County Development RB, Series 1999            5.80         10/01/2014          4,362
    2,650     Franklin County Health Care Facilities RB,
                Series 1997                                          5.50          7/01/2017          2,656
    2,000     Housing Finance Agency Residential
                Mortgage RB, Series 2001D (NBGA)                     5.10          9/01/2017          2,071
    1,000     State Univ. General Receipt Bonds,
                Series 2003B                                         5.25          6/01/2017          1,104

              OKLAHOMA (0.4%)
    1,500     Building Bonds Commission GO,
                Series 2003A (INS)                                   5.00          7/15/2018          1,641
              Holdenville Industrial Auth. RB,
    1,650       Series 1995 (PRE)                                    6.60          7/01/2010          1,816
    3,250       Series 1995 (PRE)                                    6.70          7/01/2015          3,584
              Valley View Hospital Auth. RB,
    1,315       Series 1996                                          5.75          8/15/2006          1,369
    2,695       Series 1996                                          6.00          8/15/2014          2,752

              OREGON (0.1%)
    2,000     Department of Administrative Services RB (INS)         5.00          9/01/2013          2,233

              PENNSYLVANIA (2.1%)
   16,300     Allegheny County IDA RB, Series 1998                   4.75         12/01/2032         17,504
    5,500     Higher Educational Facility Auth. RB,
                Series 1999A (INS)                                   5.25          8/01/2014          6,096
              Montgomery County IDA RB,
   10,000       Series 1996B                                         5.63         11/15/2012         10,396
    6,300       Series 2002A (INS)                                   5.00         11/01/2011          6,972
    3,650       Series 2002A (INS)                                   5.25         11/01/2014          4,135
   10,255     Philadelphia IDA RB, Series 1998A
                (LOC - First Union National Bank)                    5.15          3/01/2019         10,257

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              PUERTO RICO (3.6%)
              Commonwealth GO,
  $ 6,000       Series 2003A (INS)                                   5.50%         7/01/2017      $   7,039
    6,000       Series 2003A (INS)                                   5.50          7/01/2018          7,053
   10,000       Series 2005A(e)                                      5.25          7/01/2021         10,668
    6,000       Series 2005A(e)                                      5.25          7/01/2022          6,376
              Electric Power Auth. RB,
   12,000       Series 2002KK (INS)                                  5.50          7/01/2016         14,074
    5,000       Series S                                             7.00          7/01/2006          5,426
    4,420       Series X (PRE)                                       5.80          7/01/2009          4,647
    4,500       Series X (PRE)                                       5.90          7/01/2010          4,735
    4,000       Series X (PRE)                                       6.00          7/01/2011          4,212
    4,220       Series Z                                             5.50          7/01/2012          4,409
              Highway and Transportation Auth. RB,
    1,000       Series G (INS)                                       5.25          7/01/2019          1,105
    1,000       Series G (INS)                                       5.25          7/01/2020          1,101
   22,200     Housing Bank and Finance Agency RB                     7.50         12/01/2006         23,690

              RHODE ISLAND (1.2%)
              Economic Development Corp. RB,
    3,000       Series A (INS)                                       5.00          6/15/2014          3,312
    3,500       Series A (INS)                                       5.00          6/15/2015          3,837
              Health and Educational Building Corp. RB,
    3,385       Series 1996 (INS)                                    5.50          5/15/2012          3,708
    7,600       Series 1996 (INS)                                    5.50          5/15/2016          8,284
    4,345       Series 1999A (LOC - Allied Irish Banks plc)          5.88         11/15/2014          4,735
              Housing and Mortgage Finance Corp. Bond,
    1,220       Series 25A                                           5.60         10/01/2017          1,286
    2,115       Series 37-A                                          5.13          4/01/2017          2,237
    3,260     Housing and Mortgage Finance Corp. MFH RB,
                Series 1995A (INS)                                   5.70          7/01/2007          3,382

              SOUTH CAROLINA (0.9%)
   10,000     Berkeley County PCRB, Series 2003                      4.88         10/01/2014         10,655
              Georgetown County Environmental
                Improvement RB,
    4,250       Series 2000A                                         5.95          3/15/2014          4,776
    5,000       Series 2002A                                         5.70          4/01/2014          5,525
    3,000     Marion County Hospital District RB,
                Series 1995 (INS)                                    5.50         11/01/2015          3,167

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              SOUTH DAKOTA (0.4%)
              Housing Development Auth. Bond,
  $ 4,000       Series 2001D                                         5.25%         5/01/2017      $   4,265
    6,390       Series 2002A (INS)                                   5.15         11/01/2020          6,709

              TENNESSEE (0.5%)
    3,000     Knox County Health, Educational, and
                Housing Facilities RB, Series 1996 (INS)             5.50          4/15/2011          3,248
    1,000     Nashville and Davidson County Health and
                Educational Facilities RB, Series 1998 (INS)         5.10          8/01/2019          1,039
      745     Shelby County Health Educational &
                Hospital RB (ETM)                                    6.00          9/01/2016            879
    1,255     Shelby County Health Educational &
                Hospital RB (PRE)                                    6.00          9/01/2016          1,482
      935     Shelby County Health Educational &
                Hospital RB (ETM)                                    6.25          9/01/2018          1,122
    1,565     Shelby County Health Educational &
                Hospital RB (PRE)                                    6.25          9/01/2018          1,877
    3,500     Springfield Health and Educational Facilities
                Hospital RB, Series 1998                             5.25          8/01/2018          3,411

              TEXAS (12.3%)
              Affordable Housing Corp. MFH RB,
    2,000       Series 2002A (American Housing
                Foundation) (INS)                                    4.85          9/01/2012          2,173
    1,000       Series 2002A (South Texas Property
                Corp.) (INS)                                         4.85          9/01/2012          1,087
    1,960     Alamo Community College District RB,
                Series 2001 (INS)                                    5.00         11/01/2020          2,074
      710     Austin Airport System Prior Lien RB,
                Series 2003 (INS)                                    5.25         11/15/2018            775
    5,410     Austin Higher Education Auth. RB, Series 1998          5.13          8/01/2016          5,551
    5,610     Austin Utility Systems Subordinate Lien RB,
                Series 1998A (INS)                                   5.15(a)       5/15/2017          3,187
              Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                   5.55(a)       2/15/2014          1,256
    3,030       Series 1997 (NBGA)                                   5.55(a)       2/15/2015          1,947
    3,055       Series 1997 (NBGA)                                   5.60(a)       2/15/2016          1,858
    3,155       Series 1997 (NBGA)                                   5.60(a)       2/15/2017          1,812
   12,000     Bexar County Health Facilities Development
                Corp. RB, Series 1993 (ETM)(INS)                     5.88         11/15/2010         12,750
   32,925     Brazos River Auth. RB, Series 1999A                    5.38          4/01/2019         32,979

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
  $ 5,365     Cass County IDC PCRB, Series 1997B                     5.35%         4/01/2012      $   5,762
    9,440     Clint ISD Public Facility Corp. RB,
                Series 1999 (PRE)                                    7.00          5/01/2019         11,003
   10,410     Dallas Area Rapid Transit Senior Lien RB,
                Series 2001 (INS)(f)                                 5.00         12/01/2018         11,179
              Edgewood ISD GO,
    1,450       Series 2001 (NBGA)                                   4.90          8/15/2018          1,522
    1,520       Series 2001 (NBGA)                                   4.88          8/15/2019          1,585
    1,595       Series 2001 (NBGA)                                   5.00          8/15/2020          1,687
    1,675       Series 2001 (NBGA)                                   5.00          8/15/2021          1,744
              Fort Worth Higher Education Finance Corp. RB,
      515       Series 1997A                                         5.50         10/01/2006            533
      545       Series 1997A                                         5.50         10/01/2007            568
      575       Series 1997A                                         5.63         10/01/2008            596
    2,670       Series 1997A                                         6.00         10/01/2012          2,728
    6,580     Fort Worth ISD Bonds, Series 2001 (NBGA)               5.00          2/15/2018          7,045
   15,400     Gulf Coast Waste Disposal Auth. PCRB,
                Series 1992                                          6.13         11/01/2004         15,408
    6,200     Gulf Coast Waste Disposal Auth. RB,
                Series 1994                                          5.70          5/01/2006          6,511
    5,855     Harris County GO, Series 2004B                         5.00         10/01/2020          6,247
    2,070     Harrison County Health Facilities
                Development Corp. RB, Series 1998 (INS)              5.50          1/01/2018          2,146
              Houston ISD Public Facility Corp. RB (MLO),
    3,635       Series 1998A (INS)                                   5.35(a)       9/15/2015          2,273
    2,635       Series 1998A (INS)                                   5.38(a)       9/15/2016          1,559
    3,885       Series 1998A (INS)                                   5.40(a)       9/15/2017          2,169
    4,955       Series 1998B (INS)                                   5.35(a)       9/15/2015          3,098
    6,955       Series 1998B (INS)                                   5.38(a)       9/15/2016          4,114
    3,000     Houston Public Improvement GO,
                Series 2003A-1 (INS)                                 5.00          3/01/2019          3,189
    4,410     Jefferson County Health Facilities RB,
                Series 2001 (INS)                                    5.20          8/15/2021          4,636
              Laredo ISD Public Limited GO,
      460       Series 1998A                                         5.06          2/01/2005            465
      480       Series 1998A                                         5.06          2/01/2006            498
      505       Series 1998A                                         5.06          2/01/2007            533
      530       Series 1998A                                         5.06          2/01/2008            567
    3,830     Lewisville RB, Series 1998 (INS)                       5.38          9/01/2015          4,074
    3,655     Marlin ISD Public Facility Corp. RB (MLO),
                Series 1998 (acquired 7/22/1998;
                cost $3,715)(c)                                      5.85          2/15/2018          3,836

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              Municipal Power Agency Subordinate Lien RB,
  $ 7,000       Series 2001A (INS)                                   4.75%         9/01/2012      $   7,001
    3,670       Series 2001A (INS)                                   5.00          9/01/2013          3,670
              Northside ISD GO,
    5,300       Series 2001 (NBGA)                                   5.00          2/15/2017          5,707
    5,420       Series 2001 (NBGA)                                   5.00          2/15/2018          5,803
   17,475     Plano ISD GO, Series 2001 (NBGA)                       5.00          2/15/2019         18,603
   19,050     Port of Corpus Christi IDC PCRB, Series 1997B          5.40          4/01/2018         19,621
              San Antonio Electric and Gas System RB,
   18,370       Series 1998A                                         5.00          2/01/2018         19,567
   10,000       Series 2002                                          5.38          2/01/2019         11,053
              State Water Financial Assistance Bonds GO,
    1,250       Series 2004C                                         5.00          8/01/2015          1,379
    3,320       Series 2004C                                         5.00          8/01/2016          3,637
              Tarrant Regional Water District RB,
    7,000       Series 2002 (INS)                                    5.38          3/01/2016          7,775
    8,000       Series 2002 (INS)                                    5.25          3/01/2017          8,778
    2,000       Series 2002 (INS)                                    5.25          3/01/2019          2,173
    2,000       Series 2002 (INS)                                    5.25          3/01/2020          2,163
    5,240     Texas Tech Univ. RB, Series 2003 (INS)                 5.25          2/15/2017          5,772
              Tyler Health Facilities Development Corp.
                Hospital RB,
    3,945       Series 1993B                                         6.63         11/01/2011          3,985
    3,895       Series 2003                                          5.25          7/01/2011          4,153
    2,125       Series 2003                                          5.25          7/01/2012          2,257
    1,500       Series 2003                                          5.25          7/01/2013          1,585
              Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                   5.38          8/15/2017          5,080
    7,000       Series 2002B (NBGA)                                  5.25          7/01/2018          7,748
              Wylie ISD,
    1,385       Series 2001 (NBGA)                                   5.00(a)       8/15/2014            918
    1,690       Series 2001 (NBGA)                                   5.10(a)       8/15/2015          1,063

              UTAH (0.3%)
      195     Housing Finance Agency RB, Series 1985B                5.30          7/01/2007            196
              Intermountain Power Agency RB,
    4,410       Series 1987A (ETM)(INS)                              5.00          7/01/2012          4,422
    4,000       Series 1997B (INS)                                   5.75          7/01/2019          4,418

              VERMONT (0.1%)
    3,000     Educational and Health Buildings
                Financing Agency RB, Series 1998                     5.50          7/01/2018          3,124

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              VIRGINIA (1.8%)
  $18,665     Chesapeake Port Facility IDA RB, Series 2004           3.90%         3/01/2013      $  18,548
              Public School Auth. Financing Bonds,
   10,000       Series 1999A                                         5.13          8/01/2019         10,829
    5,510       Series 2000B                                         5.00          8/01/2017          5,878
    5,000     Richmond Convention Center Auth. RB,
                Series 2000                                          6.13          6/15/2020          5,601
              State Housing Development Auth. RB,
    1,700       Series 2002Z                                         4.25          1/01/2016          1,744
    1,735       Series 2002Z                                         4.25          7/01/2016          1,780
    1,775       Series 2002Z                                         4.35          1/01/2017          1,820
    1,810       Series 2002Z                                         4.35          7/01/2017          1,856

              WASHINGTON (0.9%)
              Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                   5.13          8/15/2017          3,485
    2,500       Series 1998 (INS)                                    5.25          8/15/2017          2,626
    2,500       Series 1998 (INS)                                    5.30          8/15/2018          2,627
    6,185     Higher Education Facilities Auth. RB,
                Series 1998                                          5.20         10/01/2017          6,443
    2,000     Housing Finance Commission RB,
                Series 1999 (INS)                                    5.88          7/01/2019          2,210
    5,000     King County Housing Auth. RB,
                Series 1998A (INS)                                   5.20          7/01/2018          5,114

              WEST VIRGINIA (0.2%)
              School Building Auth. RB,
    2,690       Series 2004 (INS)                                    5.25          1/01/2014          3,040
    1,615       Series 2004 (INS)                                    5.25          7/01/2014          1,834

              WISCONSIN (0.9%)
    1,420     Green Bay Water Systems RB, Series 2004 (INS)(e)       5.00         11/01/2021          1,510
              Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial
                Hospital) (INS)                                      5.25          8/15/2012          4,434
    5,000       Series 1998A (Wausau Hospital) (INS)                 5.13          8/15/2020          5,270
    5,540     Housing and Economic Development Auth. RB,
                Series 2002G                                         4.85          9/01/2017          5,816
    1,345     Kaukauna Area School District GO,
                Series 2001 (INS)                                    4.85          3/01/2017          1,415
    5,000     State GO, Series 2004-4 (INS)                          5.00          5/01/2017          5,438
                                                                                                 ----------
              Total fixed-rate instruments (cost: $2,072,708)                                     2,188,324
                                                                                                 ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              PUT BONDS (15.2%)

              ARIZONA (0.3%)
  $ 8,000     Maricopa County PCRB, Series 2003A                     4.00%         1/01/2038      $   8,188

              CALIFORNIA (0.8%)
    3,000     Health Facilities Financing Auth. RB,
                Series 2004I                                         4.95          7/01/2026          3,123
              Statewide Communities Development Auth. RB,
    7,500       Series 1998A(d)                                      5.25          5/15/2025          7,814
    8,270       Series 2002E (Kaiser Permanente)                     4.70         11/01/2036          8,860

              DISTRICT OF COLUMBIA (0.1%)
    3,500     MedStar Univ. Hospital RB, Series 2001C (PRE)          6.80          8/15/2031          3,735

              FLORIDA (1.2%)
   12,240     Coral Gables Health Facilities Auth. Hospital RB,
                Series 2004 (INS)                                    5.00          8/15/2034         13,287
              Housing Finance Agency MFH RB,
    3,930       Series 1996R-1 (INS)                                 5.65         12/01/2026          4,072
    4,305       Series 1996S-1 (INS)                                 5.65         12/01/2026          4,461
    5,000     Miami Dade County School Board COP,
                Series 2003B (INS)                                   5.00          5/01/2031          5,458
    5,000     Palm Beach County Public Improvement RB,
                Series 2004 (INS)                                    5.00         11/01/2030          5,486

              GEORGIA (0.4%)
    8,900     De Kalb County Housing Auth. MFH RB,
                Series 2001                                          4.70         10/01/2031          9,211

              ILLINOIS (1.9%)
   15,000     Chicago Gas Supply RB, Series 2000B                    4.75          3/01/2030         15,546
              Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                 4.45          3/01/2034         10,017
    7,500       Series 2002 (Field Museum)                           4.75         11/01/2036          7,762
    1,900       Series 2002 (Field Museum)                           3.90         11/01/2036          1,936
   13,820     Hoffman Estates MFH RB, Series 1996(f)                 5.75          6/01/2021         14,001

              MICHIGAN (1.6%)
   15,000     Monroe County EDC RB, Series 1992CC (INS)              4.65         10/01/2024         16,084
   13,500     New Center Development, Inc. COP (MLO),
                Series 2004A (INS)                                   5.00          9/01/2031         14,794
   10,550     Strategic Fund PCRB, Series 1995CC (INS)               4.85          9/01/2030         11,430

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              MONTANA (0.2%)
  $ 5,000     Forsyth PCRB, Series 1999A (INS)                       5.00%        10/01/2032      $   5,443

              NEW MEXICO (0.4%)
              Bernalillo County MFH RB,
    7,700       Series 1994A (Sun Village Apts.) (INS)               6.50         10/01/2019          7,712
    3,320       Series 1995 (Sunchase Apts.) (INS)                   4.60         11/01/2025          3,327

              NEW YORK (3.0%)
   13,750     Dormitory Auth. RB, Series 2002B                       5.25         11/15/2023         15,251
   15,000     Dormitory Auth. RB, State Univ., Series 2003B          5.25          7/01/2032         16,742
    8,500     Hempstead Town IDA RB, Series 2001                     5.00         12/01/2019          9,050
   34,475     Urban Development Corp. RB, Series 2002A               5.50          1/01/2017         38,489

              PENNSYLVANIA (0.4%)
              Philadelphia IDA RB,
    5,000       Series 1997A                                         6.50         10/01/2027          5,094
    4,000       Series 1997B                                         6.50         10/01/2027          4,075

              PUERTO RICO (1.7%)
   11,000     Commonwealth GO, Series 2004A                          5.00          7/01/2030         11,875
   30,000     Public Finance Corp. RB, Series 2004A                  5.75          8/01/2027         33,615

              TENNESSEE (0.1%)
    2,100     Knox County Health, Educational, and Housing
                Facilities MFH RB, Series 2001 (NBGA)                4.90          6/01/2031          2,200

              TEXAS (0.7%)
    3,510     Beaumont MFH Finance Corp. RB,
                Series 2001 (NBGA)                                   4.70         12/15/2031          3,674
    6,000     Brazos River Auth. PCRB, Series D                      5.40         10/01/2029          6,269
    5,250     Gateway Public Facility Corp. RB,
                Series 2004 (NBGA)                                   4.55          7/01/2034          5,500
    3,840     Montgomery County Housing Finance Corp.
                MFH RB, Series 2001 (NBGA)                           4.85          6/01/2031          3,920

              UTAH (0.6%)
              Salt Lake County MFH RB,
   10,240       Series 1995A-1 (INS)                                 5.70         10/01/2025         10,374
    6,500       Series 1995B-1 (INS)                                 5.70         10/01/2025          6,585

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              VIRGINIA (0.3%)
  $ 7,500     Henrico County Economic Development Auth. RB,
                Series 2000 (PRE)                                    5.75%        11/15/2030      $   7,539

              WASHINGTON (0.5%)
              Chelan County Public Utility District No. 1 RB,
    5,650       Series 1993E (PRE)                                   5.70          7/01/2068          5,823
    6,845       Series 1993E (PRE)                                   5.70          7/01/2068          7,055

              WISCONSIN (0.4%)
    9,000     Madison IDRB, Series 2002B                             4.88         10/01/2027          9,672

              WYOMING (0.6%)
   15,000     Sweetwater County PCRB                                 3.90         12/01/2014         14,780
                                                                                                   --------
              Total put bonds (cost: $387,317)                                                      399,329
                                                                                                   --------

              VARIABLE-RATE DEMAND NOTES (1.9%)

              CALIFORNIA (0.0%)(g)
    1,100     Statewide Communities Development Auth. RB,
                Series 2001A (Concordia Univ. Irvine Project)
                (LOC - U.S. Bank, N.A.)                              1.72         10/01/2031          1,100

              COLORADO (0.4%)
    1,925     Colorado Springs RB, Series 2003 (LOC - Wells
                Fargo Bank, N.A.)                                    1.71          3/15/2023          1,925
    2,800     Crystal Valley Metropolitan District No. 1 RB,
                Series 2002 (LOC - Wells Fargo Bank, N.A.)(e)        1.71          5/01/2032          2,800
    3,200     Educational and Cultural Facilities Auth. RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)           1.71          7/01/2024          3,200
    1,650     Health Facilities Auth. RB,
                Series 2003 (LOC - Wells Fargo Bank, N.A.)           1.71         12/01/2020          1,650

              FLORIDA (0.2%)
    4,400     Lee Memorial Health System Hospital RB,
                Series 1995A                                         1.76          4/01/2025          4,400

              ILLINOIS (0.4%)
    2,200     Development Finance Auth. PCRB,
                Series 1985 (LOC - Key Bank, N.A.)                   1.74         12/01/2008          2,200
    7,650     St. Clair County Industrial Building RB,
                Series 1994 (NBGA)                                   1.70          8/20/2032          7,650

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                               RATE           MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------
              IOWA (0.1%)
  $ 2,100     Finance Auth. RB, Series 2003
                (LOC - U.S. Bank, N.A.)                              1.77%         6/01/2033      $   2,100

              MINNESOTA (0.0%)(g)
      350     St. Paul Housing and Redevelopment Auth. RB,
                Series 2001 (LOC - Allied Irish Banks plc)           1.71          2/01/2026            350

              MISSOURI (0.1%)
              Health and Educational Facilities Auth. RB,
      800       Series 1999A (LOC - U.S. Bank, N.A.)                 1.77          8/15/2024            800
    3,000       Series 2004A (LOC - Bank of America, N.A.)           1.74          7/01/2029          3,000

              PENNSYLVANIA (0.4%)
   10,000     Schuylkill County IDA RB, Series 2001                  1.70          4/01/2021         10,000

              TEXAS (0.1%)
    2,520     Austin Higher Education Auth. RB,
                Series 2000 (LOC - Bank One, N.A., Chicago)          1.74          4/01/2025          2,520

              UTAH (0.1%)
    2,200     South Jordan Municipal Building Auth.
                Adjustable Rate Lease RB (MLO),
                Series 2004 (LOC - BNP Paribas)                      1.71          2/01/2029          2,200

              VIRGINIA (0.1%)
    1,900     Loudoun County IDA RB, Series 2003A                    1.73          2/15/2038          1,900

              WASHINGTON (0.0%)(g)
    1,500     State Housing Finance Commission RB,
                Series 2003 (LOC - Washington Mutual Bank)           1.77          6/01/2024          1,500

              WYOMING (0.0%)(g)
    1,500     Sweetwater County PCRB, Series 1996B                   1.78          7/15/2026          1,500
                                                                                                 ----------
              Total variable-rate demand notes (cost: $50,795)                                       50,795
                                                                                                 ----------

              TOTAL INVESTMENTS (COST: $2,510,820)                                               $2,638,448
                                                                                                 ==========

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Security deemed illiquid by USAA Investment Management Company
             (the Manager), under liquidity guidelines approved by the Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of this security at September 30, 2004, was $3,836,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         (e) At September 30, 2004, the cost of securities purchased on a delayed-delivery basis was $25,551,000, which included when-issued securities of $23,951,000.

         (f) At September 30, 2004, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (g) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,510,820)     $2,638,448
   Cash                                                                                   36
   Receivables:
      Capital shares sold                                                                780
      Interest                                                                        34,408
                                                                                  ----------
         Total assets                                                              2,673,672
                                                                                  ----------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $23,952)                                   35,552
      Capital shares redeemed                                                          1,266
      Dividends on capital shares                                                      2,352
   Accrued management fees                                                               816
   Accrued transfer agent's fees                                                           3
   Other accrued expenses and payables                                                    80
                                                                                  ----------
         Total liabilities                                                            40,069
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $2,633,603
                                                                                  ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $2,503,224
   Accumulated net realized gain on investments                                        2,751
   Net unrealized appreciation of investments                                        127,628
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $2,633,603
                                                                                  ==========
   Capital shares outstanding                                                        196,908
                                                                                  ==========
   Authorized shares of $.01 par value                                               302,000
                                                                                  ==========
   Net asset value, redemption price, and offering price per share                $    13.37
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                       $62,967
                                                                         -------
EXPENSES
   Management fees                                                         4,163
   Administrative and servicing fees                                       1,934
   Transfer agent's fees                                                     494
   Custody and accounting fees                                               240
   Postage                                                                    44
   Shareholder reporting fees                                                 30
   Directors' fees                                                             4
   Registration fees                                                          45
   Professional fees                                                          55
   Other                                                                      34
                                                                         -------
      Total expenses                                                       7,043
   Expenses paid indirectly                                                   (4)
                                                                         -------
      Net expenses                                                         7,039
                                                                         -------
NET INVESTMENT INCOME                                                     55,928
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss)
      Unaffiliated transactions                                             (272)
      Affiliated transactions                                                 11
   Change in net unrealized appreciation/depreciation                     (9,142)
                                                                         -------
      Net realized and unrealized loss                                    (9,403)
                                                                         -------
   Increase in net assets resulting from operations                      $46,525
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T S
====================------------------------------------------------------------
                     of CHANGES in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                    9/30/2004        3/31/2004
                                                                   ---------------------------
FROM OPERATIONS
   Net investment income                                           $   55,928       $  119,479
   Net realized gain (loss) on investments                               (261)           6,309
   Change in net unrealized appreciation/depreciation
      of investments                                                   (9,142)           7,589
                                                                   ---------------------------
      Increase in net assets resulting from operations                 46,525          133,377
                                                                   ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (55,928)        (119,479)
                                                                   ---------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          148,047          322,025
   Dividend reinvestments                                              41,030           87,552
   Cost of shares redeemed                                           (188,763)        (408,074)
                                                                   ---------------------------
      Increase in net assets from
         capital share transactions                                       314            1,503
                                                                   ---------------------------
   Net increase (decrease) in net assets                               (9,089)          15,401

NET ASSETS
   Beginning of period                                              2,642,692        2,627,291
                                                                   ---------------------------
   End of period                                                   $2,633,603       $2,642,692
                                                                   ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         11,222           24,099
   Shares issued for dividends reinvested                               3,112            6,563
   Shares redeemed                                                    (14,358)         (30,642)
                                                                   ---------------------------
      Increase (decrease) in shares outstanding                           (24)              20
                                                                   ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Securities are valued each business day by a pricing
                       service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                    2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    3. Securities for which market quotations are not readily
                       available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                       an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED
                 BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2004, net outstanding delayed-delivery commitments for the Fund were $25,552,000, which included when-issued securities of $23,952,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $4,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $10,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $311,648,000 and $326,056,000, respectively.

         As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $132,037,000 and $4,409,000, respectively, resulting in net unrealized appreciation of $127,628,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/-0.20% to 0.50%                          +/-0.04%
+/-0.51% to 1.00%                          +/-0.05%
+/-1.01% and greater                       +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $4,163,000, which included a performance adjustment of $552,000 that increased the effective base management fee of 0.28% by 0.04%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,934,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $494,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 2004, the Association and its affiliates owned 2,254,000 shares (1.1%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                       NET REALIZED
                                                                        COST TO         GAIN (LOSS)
             SELLER                             PURCHASER              PURCHASER         TO SELLER
---------------------------------------------------------------------------------------------------
USAA Intermediate-Term Fund            USAA Short-Term Fund           $10,018,000        $ 11,000
USAA Growth and Tax Strategy Fund      USAA Intermediate-Term Fund      2,118,000          66,000
USAA New York Bond Fund                USAA Intermediate-Term Fund      2,577,000          96,000
USAA Short-Term Fund                   USAA Intermediate-Term Fund      2,761,000         (49,000)

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------------------
                                        2004             2004           2003           2002           2001           2000
                                  ---------------------------------------------------------------------------------------
Net asset value at beginning
   of period                      $    13.42       $    13.34     $    12.93     $    13.09     $    12.58     $    13.39
                                  ---------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                 .29              .61            .64            .67            .69            .69
   Net realized and unrealized
      gain (loss)                       (.05)             .08            .41           (.16)           .51           (.81)
                                  ---------------------------------------------------------------------------------------
Total from investment operations         .24              .69          1.05             .51          1.20            (.12)
                                  ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income           (.29)            (.61)          (.64)          (.67)          (.69)          (.69)
                                  ---------------------------------------------------------------------------------------
Net asset value at end of period  $    13.37       $    13.42     $    13.34     $    12.93     $    13.09     $    12.58
                                  =======================================================================================
Total return (%)*                       1.81             5.32           8.29           3.90           9.83           (.84)
Net assets at end of period (000) $2,633,603       $2,642,692     $2,627,291     $2,433,955     $2,310,809     $2,123,310
Ratio of expenses to average
   net assets (%)**                      .55(a,b)         .51(b)         .49(b)         .46(b)         .36(b)         .36(b)
Ratio of net investment income
   to average net assets (%)**          4.34(a)          4.58           4.86           5.06           5.41           5.39
Portfolio turnover (%)                 12.30            23.27          14.91          12.97           9.41          10.46

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended September 30, 2004, average net assets were $2,572,071,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid  indirectly decreased the expense ratios as follows:
                                           -                -              -           (.01%)            -              -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                          BEGINNING               ENDING                DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2004-
                                        APRIL 1, 2004        SEPTEMBER 30, 2004       SEPTEMBER 30, 2004
                                        ----------------------------------------------------------------
Actual                                    $1,000.00               $1,018.10                 $2.76
Hypothetical
  (5% return before expenses)              1,000.00                1,022.33                  2.77

*Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.81% for the six-month period of April 1, 2004, to September 30, 2004.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39594-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.